Acquisitions (Tables)	12 Months Ended
Jun. 30, 2022
Shanghai Ziji Information Technology Co., Ltd
Business Acquisition [Line Items]
Summary of allocation of purchase price to the major classes of assets and liabilities acquired

The table below presented the allocation of purchase price to the major classes of assets and liabilities acquired as of May 11, 2020:

	Amount Allocated
	RMB	US$

Cash and cash equivalents	15,200	2,147
Other current assets	2,200	311
Other current liabilities	(14,200)	(2,005)
Acquired intangible assets:
--Software	4,133	584
--Related deferred tax liability	(1,033)	(147)
Total cash consideration paid	6,300	890

Grand Doctor Medical Co., Ltd
Business Acquisition [Line Items]
Summary of allocation of purchase price to the major classes of assets and liabilities acquired

The table below presented the allocation of purchase price to the major classes of assets and liabilities acquired as of January 27, 2022:

	Amount Allocated
	RMB	US$

Identifiable assets acquired and liabilities assumed
Cash and cash equivalents	3,736	557
Other current assets	21,897	3,263
Property and equipment and other non-current assets	23,486	3,499
Other current liabilities	(19,413)	(2,892)
Acquired intangible assets:
-- Internet Hospital License	3,600	536
-- Customer Relationship	2,600	387
Identifiable assets acquired and liabilities assumed (a)	35,906	5,350
Redeemable noncontrolling interest (b)	30,600	4,559
Consideration (c)	80,500	11,995
Goodwill (c+b-a)	75,194	11,204

Shenzhen Panying Asset Management Co., Ltd
Business Acquisition [Line Items]
Summary of allocation of purchase price to the major classes of assets and liabilities acquired

The table below presented the allocation of purchase price to the major classes of assets and liabilities acquired as of September 29, 2019:

	Amount Allocated
	RMB	US$

Acquired intangible assets:
--PRC private investment fund manager certificate	2,533	357
--Related deferred tax liability	(633)	(89)
Total cash consideration paid	1,900	268